SHARE CAPITAL - Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Weighted average | $ / shares		$ 2.61	$ 1.57
Issued (per share) | $ / shares		2.79
Exercised (per share) | $ / shares		$ 0.62
Warrants
Disclosure of classes of share capital [line items]
Bgn	50,703,100	18,528,100
Granted		38,342,500
Exercised or vested(in shares)	(2,057,606)	(6,167,500)
End	48,645,494	50,703,100	18,528,100
Weighted average | $ / shares	$ 2.64	$ 2.61
Exercised (per share) | $ / shares	$ 1.89
Price range one [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	8,790,600	8,790,600
Exercised or vested(in shares)	(1,007,606)
End	7,782,994	8,790,600	8,790,600
Exercised (per share) | $ / shares	$ 2.35	$ 2.35
Price range two [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	570,000	6,737,500
Exercised or vested(in shares)	(200,000)	(6,167,500)
End	370,000	570,000	6,737,500
Exercised (per share) | $ / shares	$ 0.62	$ 0.62
Price range three [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	5,842,500
Granted		5,842,500
Exercised or vested(in shares)	(850,000)
End	4,992,500	5,842,500
Exercised (per share) | $ / shares	$ 1.65	$ 1.65
Price range four [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	3,000,000	3,000,000
End	3,000,000	3,000,000	3,000,000
Exercised (per share) | $ / shares	$ 1.40	$ 1.40
Price range five [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	32,500,000
Granted		32,500,000
End	32,500,000	32,500,000
Exercised (per share) | $ / shares	$ 3.00	$ 3.00